Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value
(a)	Classification and fair value of financial instruments

1)	The carrying amount and the fair values of financial assets and financial liabilities by fair value hierarchy as of December 31, 2023 and 2024 are as follows:
①
December 31, 2023

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	291,541	—	291,541	—	291,541
Short-term financial instruments		6,540,407	—	6,540,407	—	6,540,407
Equity securities		99,254	61,665	—	37,589	99,254
Debt securities		88,196	—	75,183	13,013	88,196
Other securities		669,687	—	270	669,417	669,687
Derivative hedging instruments(*2)		9,601	—	9,601	—	9,601
Fair value through other comprehensive income
Equity securities		1,694,277	1,539,205	—	155,072	1,694,277
Financial assets measured at amortized cost(*1)

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Cash and cash Equivalents		6,670,879	—	—	—	—
Trade accounts and notes receivable		9,155,521	—	—	—	—
Other receivables		2,750,036	—	—	—	—
Debt securities		295,201	—	—	—	—
Deposit instruments		4,423,327	—	—	—	—

	￦	32,687,927	1,600,870	6,917,002	875,091	9,392,963

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	116,748	—	116,748	—	116,748
Borrowings		1,756,691	1,756,691	—	—	1,756,691
Other financial Liabilities		119,258	—	—	119,258	119,258
Derivative hedging instruments(*2)		3,174	—	3,174	—	3,174
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		5,782,825	—	—	—	—
Borrowings		24,213,689	—	24,310,166	—	24,310,166
Financial guarantee liabilities		12,972	—	—	—	—
Other payables		3,241,459	—	—	—	—
Other financial liabilities		65,256	—	—	—	—

	￦	35,312,072	1,756,691	24,430,088	119,258	26,306,037

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates their carrying amounts.
(*2)
The Company applies fair value hedge accounting which uses forward contracts as hedging instrument in order to hedge the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also, the Company applies cash flow hedge accounting which uses currency swap as hedging instrument in order to hedge the risk of interest rate and foreign exchange rate changes in foreign currency which influences cash flow from borrowings.

②
December 31, 2024

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	946,393	—	946,393	—	946,393
Short-term financial instruments		1,212,643	—	1,212,643	—	1,212,643
Equity securities		52,222	26,792	—	25,430	52,222
Debt securities		113,728	—	82,699	31,029	113,728
Other securities		762,177	—	—	762,177	762,177
Derivative hedging instruments(*2)		16,483	—	16,483	—	16,483
Fair value through other comprehensive income
Equity securities		1,119,322	703,181	—	416,141	1,119,322

F-8
3

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Assets held for sale		604,439	604,439	—	—	604,439
Financial assets measured at amortized cost(*1)
Cash and cash E quivalents		6,767,898	—	—	—	—
Trade accounts and notes receivable		9,374,086	—	—	—	—
Other receivables		2,739,523	—	—	—	—
Debt securities		402,644	—	—	—	—
Deposit instruments		6,445,428	—	—	—	—

	￦	30,556,986	1,334,412	2,258,218	1,234,777	4,827,407

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	105,187	—	105,187	—	105,187
Borrowings		39,053	39,053	—	—	39,053
Derivative hedging instruments(*2)		5,835	—	5,835	—	5,835
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		6,161,177	—	—	—	—
Borrowings		25,958,314	—	26,166,994	—	26,166,994
Financial guarantee liabilities		13,916	—	—	—	—
Other payables		3,895,526	—	—	—	—
Other financial liabilities		68,857	—	—	—	—

	￦	36,247,865	39,053	26,278,016	—	26,317,069

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates their carrying amounts.

(*2)
The Company applies fair value hedge accounting which uses forward contracts as hedging instrument in order to hedge the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also, the Company applies cash flow hedge accounting which uses currency swap as hedging instrument in order to hedge the risk of interest rate and foreign exchange rate changes in foreign currency which influences cash flow from borrowings.

Value Measurement Method and Significant but not Observable Inputs for the Financial Assets Classified as Fair Value Hierarchy Level 3
①	Value technique and significant but unobservable inputs for the financial assets classified as fair value hierarchy Level 3 as of December 31, 2024 are as follows:

(in millions of Won)	Fair value		Valuation technique	Inputs	Range of inputs	Effect on fair value assessment with unobservable input
Financial assets at fair value	￦	342,049	Discounted cash flows	Growth rate	0% ~ 1.00%	As growth rate increases, fair value increases
				Discount rate	7.02% ~ 23.67%	As discount rate increases, fair value decreases
		104,121	Proxy firm valuation method	Price multiples	0.346 ~ 4.649	As price multiples increases, fair value increases
		95,866	Discounted cash flows	Growth rate	1%	As growth rate increases, fair value increases
				Discount rate	14.90%	As discount rate increases, fair value decreases
			Binominal option pricing model	Value of underlying asset	USD 1,910,715 thousands	Fair value increases when value of underlying asset increases
				Volatility	55%	Fair value increases when volatility increases
		692,741	Asset value approach	—	—	—

Sensitivity Analysis of Financial Assets and Financial Liabilities Classified as Level 3 of Fair Value Hierarchy
②	Sensitivity analysis of financial assets classified as Level 3 of fair value hierarchy
If other inputs remain constant as of December 31, 2024 and one of the significant but unobservable input is changed, the effect on fair value measurement is as follows:

(in millions of Won)	Input variable	Favorable changes		Unfavorable changes
Financial assets at fair value	Fluctuation 0.5% of growth rate	￦	248	(244)
	Fluctuation 0.5% of discount rate		1,421	(1,344)

Fair Values of Financial Assets and Financial Liabilities
③	Changes in fair value of financial assets classified as Level 3 for the years ended December 31, 2023 and 2024 were as follows:

(in millions of Won)	2023		2024
Beginning	￦	861,674	875,091
Acquisition		100,442	398,296
Gain on valuation of financial assets		39,621	48,336
Other comprehensive income(loss)		22,526	(13,066)
Disposal and others		(149,172)	(73,880)

Ending	￦	875,091	1,234,777

Finance Income and Costs by Category of Financial Instruments
4)	Finance income and costs by category of financial instrument for the years ended December 31, 2022, 2023 and 2024 were as follows:

①	For the year ended December 31, 2022

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	20,421	(599,777)	—	237,771	545	(341,040)	—
Derivative assets		—	232,246	—	797,211	—	1,029,457	—
Financial assets at fair value through other comprehensive income		—	—	—	—	38,837	38,837	(10,076)
Financial assets measured at amortized cost		226,584	—	414,944	(64,244)	(42,433)	534,851	—
Financial liabilities at fair value through profit or loss		—	85,790	(8,891)	—	—	76,899	—
Derivative liabilities		—	(162,649)	—	(647,418)	—	(810,067)	1,023
Financial liabilities measured at amortized cost		(607,458)	—	(893,377)	—	1,443	(1,499,392)	—

	￦	(360,453)	(444,390)	(487,324)	323,320	(1,608)	(970,455)	(9,053)

②	For the year ended December 31, 2023

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	—	520,884	—	190,531	560	711,975	—
Derivative assets		—	167,997	—	289,423	—	457,420	—
Financial assets at fair value through other comprehensive income		—	—	—	—	49,586	49,586	257,725
Financial assets measured at amortized cost		502,147	—	211,077	(84,649)	(6,347)	622,228	—
Financial liabilities at fair value through profit or loss		—	(305,562)	(92,835)	—	—	(398,397)	—
Derivative liabilities		—	(44,323)	—	(276,600)	—	(320,923)	(1,292)
Financial liabilities measured at amortized cost		(1,001,290)	—	(466,244)	11	(26,616)	(1,494,139)	—

	￦	(499,143)	338,996	(348,002)	118,716	17,183	(372,250)	256,433

③	For the year ended December 31, 2024

(in millions of Won)	Finance income and costs							Other comprehensive income (loss)
	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	—	120,544	—	136,699	887	258,130	—
Derivative assets		—	820,979	—	399,680	—	1,220,659	—
Financial assets at fair value through other comprehensive income		—	—	—	—	76,060	76,060	(150,443)
Financial assets measured at amortized cost		576,782	—	1,098,245	(82,615)	(10,613)	1,581,799	—
Financial liabilities at fair value through profit or loss		—	239,120	(57,625)	(6,257)	—	175,238	—
Derivative liabilities		—	(31,018)	—	(279,594)	—	(310,612)	(110)
Financial liabilities measured at amortized cost		(1,051,511)	—	(1,781,845)	(806)	(36,252)	(2,870,414)	—

	￦	(474,729)	1,149,625	(741,225)	167,107	30,082	130,860	(150,553)

Maximum Exposure to Credit Risk
The carrying amount of financial assets represents the Company’s maximum exposure to credit risk. The maximum exposure to credit risk as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Cash and cash equivalents	￦	6,670,879	6,767,898
Derivative assets		301,142	962,876
Short-term financial instruments		6,540,407	1,212,643
Debt securities		383,397	516,372
Other securities		669,687	762,177
Other receivables		2,750,036	2,739,523
Trade accounts and notes receivable		10,845,505	10,849,267
Deposit instruments		4,423,327	6,445,428

	￦	32,584,380	30,256,184

Allowance for Doubtful Accounts
①	Allowance for doubtful accounts as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Trade accounts and notes receivable	￦	330,898	366,109
Other accounts receivable		185,987	219,811
Loans		417,725	510,036
Others		18,109	18,414

	￦	952,719	1,114,370

Impairment Losses on Financial Assets
②	Impairment losses on financial assets for the years ended December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Beginning	￦	730,513	952,719
Bad debt expenses (reversal)		(17,785)	134,230
Other bad debt expenses(*1)		291,340	68,979
Less: Recovery of allowance for other bad debt accounts		(7,641)	(18,080)
Others(*2)		(43,708)	(23,478)

Ending	￦	952,719	1,114,370

(*1)	Other bad debt expenses are mainly related to loans and other accounts receivable.

(*2)	Others for the years ended December 31, 2023 and 2024, include write-off of receivables amounting to ￦ 51,831 million and ￦ 75,349 million, respectively.

Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables
③	The aging and allowance for doubtful accounts of trade accounts and notes receivable as of December 31, 2023 and 2024 are as follows:

	2023			2024
(in millions of Won)	Trade accounts and notes receivable		Allowance for doubtful accounts	Trade accounts and notes receivable	Allowance for doubtful accounts
Not past due	￦	9,674,258	13,155	9,438,161	8,774
Overdue less than 1 month		681,782	5,448	496,419	4,555
1 month - 3 months		131,267	3,521	272,977	3,087
3 months - 12 months		291,774	27,248	187,461	22,340
Over 12 months		397,322	281,526	820,358	327,353

	￦	11,176,403	330,898	11,215,376	366,109

④	The aging and allowance for doubtful accounts of other receivables as of December 31, 2023 and 2024 are as follows:

	2023			2024
(in millions of Won)	Other receivables		Allowance for doubtful accounts	Other receivables	Allowance for doubtful accounts
Not past due	￦	2,948,837	347,108	2,870,906	442,293
Overdue less than 1 month		29,653	40	68,592	216
1 month - 3 months		56,574	1,812	146,091	19,349
3 months - 12 months		133,081	91,621	60,825	6,702
Over 12 months		203,712	181,240	341,370	279,701

	￦	3,371,857	621,821	3,487,784	748,261

Contractual Maturities for Non-derivative Financial Liabilities
1)	Contractual maturities of non-derivative financial liabilities are as follows:

(in millions of Won)	Book value		Contractual cash flow	Within 1 year	1 year - 5 years	After 5 years
Trade accounts and notes payable	￦	6,161,177	6,161,177	6,159,127	2,050	—
Borrowings		25,997,367	27,408,042	11,144,580	14,496,260	1,767,202
Financial guarantee liabilities(*1)		13,916	3,832,003	3,832,003	—	—
Lease liabilities		906,101	1,188,386	200,917	516,389	471,080
Other payables		2,989,425	2,989,754	2,925,018	64,736	—

	￦	36,067,986	41,579,362	24,261,645	15,079,435	2,238,282

(*1)	For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

Contractual Maturities Analysis of Derivative Financial Liabilities
2)	Contractual maturities for derivative financial liabilities are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	Total
Currency forward	￦	82,959	2,236	85,195
Currency swap		19,992	—	19,992
Others		5,835	—	5,835

	￦	108,786	2,236	111,022

Currency risk [member]
Statement [LineItems]
Market Risk Exposure
(d)	Currency risk

1)
The Company is exposed to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of the changes in foreign exchange rates. The exposure to currency risk as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023			2024
	Assets		Liabilities	Assets	Liabilities
USD	￦	4,979,817	11,146,695	5,441,771	10,927,022
EUR		538,330	2,882,376	670,436	530,728
JPY		343,321	264,563	303,556	213,071
Others		1,108,650	461,634	2,280,424	367,264

Sensitivity Analysis for Market Risk
2)
As of December 31, 2023 and 2024, provided that functional currency against foreign currencies other than functional currency hypothetically strengthens or weakens by 10%, the changes in gain or loss for the years ended December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023			2024
	10% increase		10% decrease	10% increase	10% decrease
USD	￦	(616,688)	616,688	(548,525)	548,525
EUR		(234,405)	234,405	13,971	(13,971)
JPY		7,876	(7,876)	9,049	(9,049)

Interest rate risk [member]
Statement [LineItems]
Market Risk Exposure
1)	The carrying amount of interest-bearing financial instruments as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Fixed rate
Financial assets	￦	19,118,092	16,067,746
Financial liabilities		(19,237,434)	(22,213,449)

	￦	(119,342)	(6,145,703)

Variable rate
Financial liabilities	￦	(7,657,266)	(4,690,019)

Sensitivity Analysis for Market Risk
2)	Sensitivity analysis on the cash flows of financial instruments with variable interest rate
The Company’s interest rate risk mainly arises from borrowings with variable interest rate. As of December 31, 2023 and 2024, provided that other factors remain the same and the interest rate of borrowings with floating rates increases or decreases by
1%, the changes in interest expense for the years ended December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023			2024
	1% increase		1% decrease	1% increase	1% decrease
Variable rate financial instruments	￦	(76,573)	76,573	(46,900)	46,900

Carrying Amount of Financial Liabilities Related to Supplier Finance Arrangements
(f)	Supplier finance arrangement
As of December 31, 2024, the carrying amount of financial liabilities related to supplier finance arrangements entered into by the Company is as follows:

(in millions of Won)	2024
Trade accounts and notes payable	￦	1,298,398
Accounts payable		273,366

	￦	1,571,764